Report of Independent Accountants on Applying
Agreed-Upon Procedures

Tricon American Homes LLC
1508 Brookhollow Drive
Santa Ana, CA  92705

Ladies and Gentlemen:

We ("us" or "PwC") have performed the procedures enumerated below, which were agreed to by Tricon American Homes LLC (the "Company" or the "Responsible Party") and Deutsche Bank Securities Inc., who are collectively referred to herein as the "Specified Parties", solely to assist you in performing certain procedures (the "Procedures") relating to the accuracy of certain attributes of the collateral assets (the "Properties") included in the Final Data Tape (as defined below) with respect to the TAH 2017-SFR1 securitization (the "Transaction").  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on an initial sample size of 1,800 Properties, which were selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase "compared" refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase "recalculated" refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase "Property Cut-Off Date" refers to June 1, 2017.

•	The phrase "StructuredFN" refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase "Month to Month?" refers to Properties that are leased on a month to month basis.

•	The phrase "Sample Attributes" refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Date	Lease Start Date
Acquisition Type	Lease End Date
Purchase Price	Rent (per month)

•	The phrase "Sample Purchase Attributes" collectively refers to the Acquisition Date, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase "Sample Lease Attributes" collectively refers to the Lease Start Date, Lease End Date, and Rent (per month) Sample Attributes.

The "Data Files" refer to the following files provided to us by the Company:

•	An electronic data file labeled "TAH 2017-1 Data Tape 6 1 2017 as of 6 29 2017 for PWC.xlsx" containing the Sample Attributes as of the Property Cut-Off Date (the "Initial Data Tape");

•
Four electronic files labeled "MTM Support.zip", "MTM Support 2.zip", "MTM Support 3.zip" and "MTM Support 4.zip" containing screenshots from the Company's property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the months of June 2017 and July 2017 (together, the "MTM Support File");

•	An electronic data file labeled "TAH 2017-1 Purchase Price GL Breakdown v3.xlsx" containing purchase price information for the Properties (the "Purchase Price File");

•	An electronic data file labeled "TAH 2017-1 Data Tape as of 7 21 for PWC.xlsx" containing the Sample Attributes as of the Property Cut-Off Date (the "Interim Data Tape");

•	An electronic data file labeled "TAH 2017-1 Data Tape 7 27 2017 v2.xlsx" containing the Sample Attributes as of the Property Cut-Off Date (the "Final Data Tape");

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the "Source Documents"); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the "Supplemental Data Files"), listed and defined as follows:

o	"TAH 2017-1 Tie Out_7.27.xlsx" (the "BPO Results File");
o	"TAH 2017-1 HOA Support v2.xlsx" (the "HOA Support File");
o	"TAH 2017-1 discrepancy results v2.xlsx" (the "Supplementary HOA Support File");
o	"MSA Support File v2.xlsx" (the "MSA Mapping File");
o	"TAH 2017-1 Insurance Underwriting Support.xlsx" (the "Insurance Support File");
o	"TAH 2017-1 Aging Summary v2.xlsx" (the "Delinquency File);
o	"TAH 2017-1 Property Tax Support.xlsx" (the "Tax Support File");
o	"TAH 2017-1 Underwriting Assumptions.xlsx" (the "Underwriting Assumptions"); and
o	"TAH 2017-1 Validation Report.xlsx" (the "Validation Report").

Procedures Performed

Property File Review

1.
Using the Initial Data Tape, we randomly selected 1,800 Properties (the "Initial Sample Properties") from the 3,486 Properties represented on the Initial Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the date of our review.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable "Comparison Instructions" section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the following differences (the "Initial Purchase and Lease Discrepancies"):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
17	Lease Start Date	February 25, 2014	May 01, 2017
85	Lease Start Date	June 01, 2016	June 01, 2017
85	Lease End Date	May 31, 2017	May 31, 2018
85	Rent (per Month)	$1,045.00	$1,075.00
126	Lease Start Date	June 24, 2016	June 01, 2017
136	Lease Start Date	May 10, 2016	May 16, 2017
136	Lease End Date	May 15, 2017	May 15, 2018
136	Rent (per Month)	$1,125.00	$1,155.00
140	Lease End Date	June 30, 2019	June 15, 2017
163	Acquisition Type	Trustee	Non-Trustee
168	Lease Start Date	July 23, 2015	August 01, 2016
182	Lease Start Date	July 01, 2017	July 01, 2015
182	Lease End Date	December 31, 2018	June 30, 2017
182	Rent (per Month)	$1,655.00	$1,590.00
260	Lease Start Date	June 16, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
260	Lease End Date	June 30, 2018	N/A - Property was vacant as of the Property Cut-Off Date.
260	Rent (per Month)	$1,260.00	N/A - Property was vacant as of the Property Cut-Off Date.
285	Lease Start Date	September 01, 2014	September 01, 2015
345	Lease Start Date	May 31, 2016	June 01, 2017
405	Lease Start Date	February 01, 2015	February 01, 2017
414	Lease Start Date	May 01, 2016	May 01, 2017
443	Lease Start Date	July 01, 2017	July 01, 2016
443	Lease End Date	June 30, 2018	June 30, 2017
443	Rent (per Month)	$1,225.00	$1,163.00
486	Lease Start Date	May 01, 2017	March 31, 2015
486	Lease End Date	April 30, 2018	March 30, 2017
486	Rent (per Month)	$1,759.00	$1,675.00
489	Lease Start Date	May 13, 2016	June 01, 2017
489	Lease End Date	May 31, 2017	May 31, 2018
508	Lease Start Date	April 15, 2013	January 01, 2016
530	Rent (per Month)	$1,566.00	$1,416.00
531	Acquisition Type	Trustee	Non-Trustee
580	Lease Start Date	June 02, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
580	Lease End Date	June 15, 2019	N/A - Property was vacant as of the Property Cut-Off Date.
580	Rent (per Month)	$1,300.00	N/A - Property was vacant as of the Property Cut-Off Date.
622	Lease Start Date	August 28, 2012	September 01, 2016
631	Rent (per Month)	$1,588.00	$1,450.00
642	Lease Start Date	June 01, 2016	June 01, 2017
642	Lease End Date	May 31, 2017	May 15, 2018
649	Lease Start Date	June 01, 2016	June 01, 2017
649	Lease End Date	May 31, 2017	May 31, 2018
652	Lease Start Date	July 10, 2015	August 01, 2016
701	Rent (per Month)	$2,077.00	$1,650.00
705	Lease Start Date	May 09, 2016	May 09, 2017
705	Lease End Date	May 08, 2017	May 08, 2018
708	Lease Start Date	August 29, 2014	September 01, 2015
721	Acquisition Type	Trustee	Non-Trustee
740	Rent (per Month)	$1,195.00	$1,295.00
762	Lease End Date	June 30, 2018	June 15, 2017
762	Rent (per Month)	$1,313.00	$1,250.00

#	Sample Attribute	Initial Data Table Value	Source Document Value
780	Lease Start Date	May 15, 2013	September 01, 2016
781	Lease Start Date	July 01, 2017	July 01, 2015
781	Lease End Date	June 30, 2019	June 30, 2017
784	Rent (per Month)	$1,594.00	$1,444.00
799	Lease End Date	May 23, 2018	May 23, 2019
987	Lease Start Date	June 19, 2013	November 01, 2016
994	Lease Start Date	June 06, 2015	June 01, 2017
1029	Lease End Date	May 31, 2018	November 30, 2017
1072	Acquisition Type	Trustee	Non-Trustee
1114	Lease Start Date	May 22, 2016	June 01, 2017
1166	Lease Start Date	June 01, 2016	June 01, 2017
1191	Lease Start Date	March 05, 2016	April 01, 2017
1191	Lease End Date	March 31, 2017	March 31, 2018
1191	Rent (per Month)	$1,225.00	$1,275.00
1225	Lease Start Date	June 10, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
1225	Lease End Date	June 15, 2018	N/A - Property was vacant as of the Property Cut-Off Date.
1225	Rent (per Month)	$1,325.00	N/A - Property was vacant as of the Property Cut-Off Date.
1251	Lease Start Date	June 01, 2016	June 01, 2017
1337	Lease Start Date	June 15, 2017	April 08, 2016
1337	Lease End Date	June 14, 2018	April 30, 2017
1337	Rent (per Month)	$1,425.00	$1,375.00
1382	Lease Start Date	September 27, 2013	March 01, 2017
1396	Lease Start Date	September 26, 2014	April 01, 2017
1426	Lease Start Date	April 29, 2016	June 01, 2017
1426	Lease End Date	May 31, 2017	May 31, 2019
1426	Rent (per Month)	$2,045.00	$1,990.00
1470	Rent (per Month)	$1,638.00	$1,495.00
1524	Lease Start Date	November 15, 2014	December 01, 2015
1525	Acquisition Type	Trustee	Non-Trustee
1553	Lease Start Date	June 08, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
1553	Lease End Date	June 15, 2018	N/A - Property was vacant as of the Property Cut-Off Date.
1553	Rent (per Month)	$1,075.00	N/A - Property was vacant as of the Property Cut-Off Date.
1564	Lease Start Date	February 08, 2015	March 01, 2017
1586	Acquisition Type	Trustee	Non-Trustee
1606	Rent (Per Month)	$1,325.00	$1,375.00
1611	Lease Start Date	June 05, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
1611	Lease End Date	June 30, 2018	N/A - Property was vacant as of the Property Cut-Off Date.
1611	Rent (per Month)	$1,250.00	N/A - Property was vacant as of the Property Cut-Off Date.
1615	Acquisition Type	Trustee	Non-Trustee
1631	Acquisition Type	Bulk	Non-Trustee
1634	Lease Start Date	August 03, 2013	July 01, 2015
1634	Rent (per Month)	$1,215.00	$1,250.00
1656	Lease Start Date	May 20, 2016	June 01, 2017
1666	Acquisition Type	Trustee	Non-Trustee
1673	Lease Start Date	June 12, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
1673	Lease End Date	June 12, 2018	N/A - Property was vacant as of the Property Cut-Off Date.
1673	Rent (per Month)	$1,100.00	N/A - Property was vacant as of the Property Cut-Off Date.
1719	Rent (per Month)	$1,379.00	$1,326.00
1736	Lease Start Date	June 02, 2017	September 01, 2016
1736	Lease End Date	June 01, 2018	August 31, 2017
1736	Rent (per Month)	$1,100.00	$893.00
1757	Lease Start Date	September 16, 2014	October 01, 2016

2.
On the Initial Data Tape, we identified 184 Properties where the Month to Month? data attribute was equal to "Yes" (indicating a month to month lease). Of these 184 Properties, 98 of the Properties (the "Month to Month Initial Sample Properties") were part of the Initial Sample Properties included in the Initial Data Tape provided by the Company.  Using the MTM Support

File provided by the Company, the Initial Data Tape, and the methodology provided by the Company, we noted without exception that the Month to Month Initial Sample Properties:

a)	Had a Current Lease Status of "Leased" within the Initial Data Tape;

b)	Had a Lease End Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid the rent amount shown in the Rent (per month) data field in the month of June 2017.

We noted the following differences (the "Initial MTM Discrepancies"):

#	Sample Attribute	Initial Data Tape Value	Source Document Value
181	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
797	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
1333	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
1349	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
1670	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.

3.
For each of the 1,800 Initial Sample Properties included in the remaining 3,486 Properties in the Interim Data Tape provided by the Company, we compared the "Source Document Value" shown in the tables in procedure 1 and procedure 2 for each Sample Attribute relating to the Initial Purchase and Lease Discrepancies and Initial MTM Discrepancies to the corresponding Sample Attribute value in the Interim Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

4.
Using the Interim Data Tape, we selected the remaining 1,686 Properties not included in the Initial Sample Properties (the "Final Sample Properties") from the 3,486 Properties represented on the Interim Data Tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

For each of the Final Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Interim Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the date of our review.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable "Comparison Instructions" section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Interim Data Tape for the Final Sample Properties to the Source Documents and noted the following differences (the "Final Purchase and Lease Discrepancies"):

#	Sample Attribute	Interim Data Tape Value	Source Document Value
1907	Rent (per Month)	$1,650.00	$1,555.00
1947	Lease Start Date	June 01, 2015	N/A - Property was vacant as of the Property Cut-Off Date.
1947	Lease End Date	May 31, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
1947	Rent (per Month)	$1,400.00	N/A - Property was vacant as of the Property Cut-Off Date.
2094	Lease Start Date	June 01, 2016	June 01, 2017
2094	Lease End Date	May 31, 2017	May 31, 2018
2094	Rent (per Month)	$1,285.00	$1,300.00
2113	Acquisition Type	Non-Trustee	Trustee
2130	Acquisition Type	Trustee	Non-Trustee
2276	Rent (per Month)	$1,410.00	$1,450.00
2381	Lease Start Date	May 01, 2016	May 01, 2015
2411	Lease Start Date	July 02, 2015	August 01, 2016
2425	Lease Start Date	July 24, 2015	August 01, 2016
2438	Lease Start Date	July 28, 2015	August 01, 2016
2724	Lease Start Date	July 27, 2015	August 01, 2016
2736	Lease Start Date	August 01, 2016	July 14, 2015
2762	Acquisition Type	Bulk	Non-Trustee
2763	Acquisition Type	Bulk	Non-Trustee
2784	Acquisition Type	Trustee	Non-Trustee
2790	Acquisition Type	Trustee	Non-Trustee
3016	Lease Start Date	September 23, 2016	N/A - Property was vacant as of the Property Cut-Off Date.
3016	Lease End Date	September 30, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
3016	Rent (per Month)	$1,175.00	N/A - Property was vacant as of the Property Cut-Off Date.
3037	Lease Start Date	September 01, 2016	N/A - Property was vacant as of the Property Cut-Off Date.
3037	Lease End Date	September 30, 2017	N/A - Property was vacant as of the Property Cut-Off Date.
3037	Rent (per Month)	$1,525.00	N/A - Property was vacant as of the Property Cut-Off Date.
3042	Lease Start Date	July 20, 2015	July 20, 2016
3221	Rent (per Month)	$1,025.00	$1,075.00
3316	Rent (per Month)	$1,875.00	$1,625.00
3356	Lease Start Date	May 24, 2013	June 18, 2014
3356	Rent (per Month)	$1,739.00	$1,450.00

5.
On the Interim Data Tape, we identified 170 Properties where the Month to Month? data attribute was equal to "Yes" (indicating a month to month lease). Of these 170 Properties, 83 of the Properties (the "Month to Month Final Sample Properties") were part of the Final Sample Properties included in the Interim Data Tape provided by the Company.  Using the MTM Support File provided by the Company, the Interim Data Tape, and the methodology provided by the Company, we noted without exception that the Month to Month Final Sample Properties:

a)	Had a Current Lease Status of "Leased" within the Interim Data Tape;

b)	Had a Lease End Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid the rent amount shown in the Rent (per month) data field in the month of June 2017.

We noted the following differences (the "Final MTM Discrepancies"):

#	Sample Attribute	Interim Data Tape Value	Source Document Value
2087	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
2683	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
2979	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
3141	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
3299	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
3415	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.

#	Sample Attribute	Interim Data Tape Value	Source Document Value
3475	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
2594	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.
2988	Month to Month	Yes	N/A - Property was vacant as of the Property Cut-Off Date.

6.	For each of the 1,683 Final Sample Properties included in the remaining 3,480 Properties in the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Final Purchase and Lease Discrepancies and Final MTM Discrepancies, we compared the "Source Document Value" shown in the tables in procedure 4 and procedure 5 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences.

b)	For each Sample Attribute that did not have a Final Purchase and Lease Discrepancy or a Final MTM Discrepancy, we compared the Interim Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

7.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report's contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/ PricewaterhouseCoopers LLP

July 28, 2017

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month? data attribute equals "No", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals "Yes", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals "Leased", we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month? data attribute equals "No", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals "Yes", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals "Leased", we compared the Lease End Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Rent (per month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month? data attribute equals "No", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the date of our review.

For Properties where the Month to Month? data attribute equals "Yes", the "Relevant Lease Agreement" is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the date of our review, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals "Occupied," we compared the Rent (per month) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

For the purposes of the Acquisition Type procedure, for Properties where the SBY? data attribute equals "Yes", we compared the Acquisition Type data attribute to "Bulk".

For Properties where the SBY? data attribute equals "No", we performed the following procedures:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to "Bulk".

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to "Trustee".

3)
If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to "Non-Trustee".

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

For the purposes of the Acquisition Date procedure, for Properties where the SBY? data attribute equals "Yes", we compared the Acquisition Date data attribute to "May 9, 2017".

For Properties where the SBY? data attribute equals "No", we performed the following procedures:

1)
If a settlement statement is available, compare the Acquisition Date data attribute to information available in the settlement statement.  If the Acquisition Date data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)
If a recorded deed is available, compare the Acquisition Date data attribute to information available in the recorded deed.  If the Acquisition Date data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)
If a bid receipt is available, compare the Acquisition Date data attribute to information available in the bid receipt.  If the Acquisition Date data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Date data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

For the purposes of the Purchase Price procedure, for Properties where the SBY? data attribute equals "Yes", we compared the Purchase Price data attribute to sum of the "Purchase Price Building (rental)", "Purchase Price Land (Rental)", "Purchase Price Land Improvement (Rental)", "Disposal - Purchase Price" and "Purchase Price (historical)" data fields in the Purchase Price File.

For Properties where the SBY? data attribute equals "No", we performed the following procedures:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip Code	Final Data Tape to Supplemental Data File electronic comparison		BPO Results File
MSA	Recalculate and compare	Recalculation: Match County to MSA using MSA Mapping File	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date - Acquisition Date) / 30	Final Data Tape (Acquisition Date)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File Supplementary HOA Support File Final Data Tape (HOA)
As explained by the Company, a Property was considered to be located in a HOA if the HOA Support File indicated the HOA was voluntary, involuntary, or dissolved/inactive, or if the HOA Support File showed a HOA Annual Amount greater than $0.

This comparison was performed by first checking if the Property was labeled as "Apparent HOA" in the Supplementary HOA Support File.

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Closing Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing Costs + Other Costs	Final Data Tape (Purchase Price, Closing Costs, and Other Costs)
Rehab Spend	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Total Cost Basis (Pre-Rehab) + Rehab Spend	Final Data Tape (Total Cost Basis (Pre-Rehab) and Rehab Spend)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Lease term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Total Rent	Recalculate and compare	Recalculation: Rent (per Month) + Other Income (per Month)	Final Data Tape (Rent (per Month) and Other Income (per Month))
Delinquent?	Recalculate and compare	Recalculation: Delinquent if the sum of a) any delinquent balances outstanding for more than 30 days and b) any prepaid balance is greater than $0.	Delinquency File Final Data Tape (Lease Status)	Value of zero calculated for vacant properties.
GPR (Annual)	Recalculate and compare	Recalculation: For vacant properties, Underwritten Rent * 12 For occupied properties, Rent (per Month) * 12	Final Data Tape (Underwritten Rent and Rent (per Month))
Other Income Annual	Recalculate and compare	Assumption: $200 per Property
Total Gross Revenue	Recalculate and compare	Recalculation: GPR (Annual) + Other Annual Income	Final Data Tape (GPR (Annual) and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * Market Vacancy	Final Data Tape (Total Gross Revenue and Market Vacancy)

Exhibit 2
Field Name	Procedure	Calculation	Source File(s)	Comments
Property Management Expense	Recalculate and compare	Recalculation: Total Gross Revenue * 7%	Final Data Tape (Total Gross Revenue)
Property Tax	Final Data Tape to Supplemental Data File electronic comparison	n/a	Tax Support File
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File
R&M Cost	Recalculate and compare	Recalculation: Annual Maintenance from the Underwriting Assumptions File	Underwriting Assumptions File
Lease Up / Marketing	Recalculate and compare	Recalculation: Gross Potential Rent * 2.70%
Turnover	Recalculate and compare	Recalculation: Annual Turnover per Home from the Underwriting Assumptions File	Underwriting Assumptions File
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense - Property Tax – HOA – Insurance - R&M Cost - Lease Up / Marketing - Turnover	Final Data Tape (Effective Rent, Property Management Expense, Property Tax, HOA, Insurance,- R&M Cost, Lease Up / Marketing, and Turnover)
Capex Reserve	Recalculate and compare	Recalculation: Cap Ex Reserve from the Underwriting Assumptions File	Underwriting Assumptions File
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - CapEx Reserve	Final Data Tape (Net Operating Income and CapEx Reserve)